LEASE - Lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE
Operating lease cost	$ 717	$ 989
Short-term lease cost		32
Total	$ 717	$ 1,021